Note 7 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
YEAR	Operating Leases
2015	$2,601
2016	2,351
2017	188
2018	131
2019	11
Thereafter	-
Total minimum lease payments	$5,282